ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 8,492	$ 6,490
Non-current	3,481	2,643
Total	$ 11,973	$ 9,133